Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended		14 Months Ended		18 Months Ended	19 Months Ended	20 Months Ended	24 Months Ended	26 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended		42 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended		54 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended		66 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	90 Months Ended	96 Months Ended	98 Months Ended	102 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Jun. 01, 2023	Nov. 02, 2020	May 01, 2019	Jul. 11, 2017	Nov. 14, 2016	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000168333
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Partners Fund
Accumulated Value						$ 9,425							$ 11,691						$ 13,352						$ 11,745					$ 15,349					$ 15,420					$ 19,981				$ 19,075			$ 22,062			$ 25,355		$ 25,994
C000168334
Account Value [Line Items]
Accumulated Value						10,000							12,364						14,071						12,328					16,058					16,067					20,751				19,743			22,743			26,045		26,612
C000244343
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 11,600							$ 13,392						$ 13,797
C000168335
Account Value [Line Items]
Accumulated Value						1,000,000							1,244,101						1,425,658						1,257,900					1,650,079					1,662,833					2,162,259				2,070,699			2,403,427			2,773,506		2,854,684
C000219866
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 12,522							$ 16,265						$ 15,556						$ 18,031					$ 20,768					$ 21,331
C000168336
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Value Fund
Accumulated Value						9,424							10,454						12,274						10,954					14,388					14,015					17,843				17,313			18,615			20,967		21,942
C000168337
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Value Fund
Accumulated Value						10,000							11,001						12,820						11,358					14,802					14,306					18,066				17,395			18,570			20,916		21,888
C000168339
Account Value [Line Items]
Accumulated Value						1,000,000							1,111,399						1,308,172						1,170,257					1,541,157					1,504,688					1,919,509				1,867,468			2,012,289			2,272,626		2,383,960
C000168329
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Large Cap Alpha Fund
Accumulated Value						9,425							10,242						12,118						10,990					14,367					14,218					17,489				16,681			18,892			22,864		26,493
C000168330
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Large Cap Alpha Fund
Accumulated Value						10,000							10,780						12,651						11,383					14,763					14,490					17,686				16,732			18,802			22,755		26,366
C000168332
Account Value [Line Items]
Accumulated Value						1,000,000							1,088,892						1,291,020						1,173,368					1,536,937					1,524,149					1,878,984				1,795,789			2,038,361			2,471,560		2,869,882
C000168416
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Investors Fund
Accumulated Value						9,423							10,357						12,043						10,915					13,972					13,738					17,274				16,926			19,156			23,154		24,643
C000168417
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Investors Fund
Accumulated Value						10,000							10,908						12,597						11,327					14,395					14,046					17,527				17,056			19,168			23,169		24,659
C000168419
Account Value [Line Items]
Accumulated Value						1,000,000							1,101,733						1,284,517						1,168,162					1,499,307					1,478,148					1,863,531				1,831,212			2,078,700			2,520,490		2,689,711
C000168359
Account Value [Line Items]
Line Graph and Table Measure Name												Victory Global Energy Transition Fund
Accumulated Value						9,423							14,429						14,576						7,899					5,964					7,596					13,901				18,767			17,138			19,887		33,728
C000168360
Account Value [Line Items]
Line Graph and Table Measure Name												Victory Global Energy Transition Fund
Accumulated Value						10,000							15,194						15,229						8,184					6,129					7,741					14,061				18,833			17,058			19,794		33,570
C000168362
Account Value [Line Items]
Accumulated Value						1,000,000							1,536,709						1,557,595						846,835					640,885					819,444					1,504,634				2,038,113			1,867,565			2,173,502		3,698,041
C000168408
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Small Cap Growth Fund
Accumulated Value						9,425							9,509						13,014						11,846					16,338					22,520					20,029				12,604			15,100			16,773		16,919
C000168409
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Small Cap Growth Fund
Accumulated Value						10,000							10,012						13,600						12,287					16,818					23,003					20,305				12,679			15,077			16,748		16,894
C000193682
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 11,623							$ 10,617						$ 14,692						$ 20,321					$ 18,138					$ 11,453				$ 13,770				$ 15,345			$ 15,535
C000168411
Account Value [Line Items]
Accumulated Value						1,000,000							1,011,576						1,388,227						1,267,171					1,752,360					2,422,008					2,159,882				1,362,844			1,637,259			1,823,377		1,844,442
C000168400
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Select Growth Fund
Accumulated Value						9,424							10,070						11,791						10,938					14,470					19,277					20,606				13,923			16,517			20,386		21,875
C000168401
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Select Growth Fund
Accumulated Value						10,000							10,604						12,320						11,337					14,883					19,675					20,860				13,989			16,476			20,335		21,820
C000172970
Account Value [Line Items]
Accumulated Value					$ 10,000			$ 10,215							$ 12,001						$ 11,171						$ 14,831					$ 19,822					$ 21,255				$ 14,408				$ 17,163			$ 21,254			$ 22,880
C000168403
Account Value [Line Items]
Accumulated Value						1,000,000							1,071,344						1,257,754						1,169,503					1,551,512					2,072,367					2,220,562				1,503,991			1,789,817			2,214,303		2,382,673
C000168396
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Mid Cap Growth Fund
Accumulated Value						9,424							9,902						11,969						11,087					14,198					19,093					19,987				13,056			15,395			19,088		20,282
C000168397
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Mid Cap Growth Fund
Accumulated Value						10,000							10,414						12,477						11,451					14,531					19,369					20,095				13,013			15,194			18,839		20,018
C000172969
Account Value [Line Items]
Accumulated Value					10,000			10,282							12,465						11,574						14,860					20,040					21,033				13,778				16,281			20,246			21,568
C000168399
Account Value [Line Items]
Accumulated Value						1,000,000							1,053,391						1,276,575						1,185,277					1,521,477					2,051,627					2,153,355				1,409,768			1,666,320			2,071,046		2,206,519
C000219869
Account Value [Line Items]
Accumulated Value		10,000					11,794							12,369						8,089						9,552					11,861					12,623
C000168393
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Growth Fund
Accumulated Value						9,423							9,599						12,646						11,785					15,301					20,754					24,887				16,597			24,007			32,256		38,109
C000168394
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Growth Fund
Accumulated Value						10,000							10,105						13,194						12,196					15,701					21,126					25,129				16,614			23,833			32,022		37,833
C000168392
Account Value [Line Items]
Accumulated Value						1,000,000							1,021,557						1,348,934						1,260,436					1,640,871					2,232,505					2,683,892				1,794,726			2,603,304			3,506,023		4,153,077
C000168412
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Science and Technology Fund
Accumulated Value						9,424							10,724						15,522						15,409					21,468					35,428					32,151				18,163			24,078			32,005		37,998
C000168413
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Science and Technology Fund
Accumulated Value						10,000							11,287						16,220						15,964					22,073					36,136					32,513				18,225			23,977			31,870		37,839
C000168415
Account Value [Line Items]
Accumulated Value						1,000,000							1,140,674						1,655,202						1,646,730					2,299,881					3,804,098					3,460,114				1,959,101			2,603,724			3,468,573		4,127,619
C000168344
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS International Fund
Accumulated Value						9,422							9,649						12,086						10,799					13,144					13,874					15,823				13,309			15,947			16,807		21,354
C000168345
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS International Fund
Accumulated Value						10,000							10,177						12,645						11,224					13,547					14,191					16,069				13,417			15,950			16,810		21,358
C000168346
Account Value [Line Items]
Accumulated Value						10,000							10,206						12,742						11,360					13,788					14,506					16,515				13,858			16,559			17,402		22,062
C000213174
Account Value [Line Items]
Accumulated Value			$ 10,000								$ 10,724							$ 11,357						$ 12,983					$ 10,962					$ 13,173					$ 13,924				$ 17,742
C000168347
Account Value [Line Items]
Accumulated Value						10,000							10,269						12,894						11,555					14,090					14,907					17,051				14,373			17,269			18,245		23,239
C000168340
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Global Fund
Accumulated Value						9,421							10,050						12,510						11,828					15,419					18,041					22,081				17,888			22,650			27,103		31,665
C000168341
Account Value [Line Items]
Line Graph and Table Measure Name												Victory RS Global Fund
Accumulated Value						10,000							10,592						13,078						12,267					15,889					18,442					22,411				18,017			22,647			27,099		31,661
C000168342
Account Value [Line Items]
Accumulated Value						10,000							13,057						16,202						15,282					19,882					23,201					28,332				22,895			28,914			34,522		40,231
C000213170
Account Value [Line Items]
Accumulated Value			10,000								11,247							13,188						16,201					13,154					16,708					20,056				23,512
C000168343
Account Value [Line Items]
Accumulated Value						1,000,000							1,070,112						1,334,994						1,266,035					1,654,601					1,940,428					2,382,383				1,934,087			2,454,972			2,945,325		3,449,834
C000168370
Account Value [Line Items]
Line Graph and Table Measure Name												Victory Low Duration Bond Fund
Accumulated Value						9,774							9,950						10,096						10,170					10,527					10,932					11,009				10,611			11,104			11,672		12,323
C000168371
Account Value [Line Items]
Line Graph and Table Measure Name												Victory Low Duration Bond Fund
Accumulated Value						10,000							10,094						10,164						10,160					10,445					10,764					10,756				10,297			10,694			11,241		11,868
C000168373
Account Value [Line Items]
Accumulated Value						1,000,000							1,020,383						1,037,857						1,047,848					1,087,199					1,131,596					1,142,271				1,104,571			1,157,414			1,220,668		1,290,619
C000168374
Account Value [Line Items]
Line Graph and Table Measure Name												Victory High Yield Fund
Accumulated Value						9,783							11,289						12,410						12,444					14,299					15,387					16,135				13,413			14,953			16,190		17,762
C000168375
Account Value [Line Items]
Line Graph and Table Measure Name												Victory High Yield Fund
Accumulated Value						10,000							11,458						12,511						12,458					14,232					15,183					15,830				13,074			14,468			15,665		17,186
C000168376
Account Value [Line Items]
Accumulated Value						10,000							11,478						12,585						12,576					14,397					15,439					16,142				13,387			14,871			16,122		17,634
C000168377
Account Value [Line Items]
Accumulated Value						1,000,000							1,157,239						1,275,697						1,282,343					1,477,878					1,592,058					1,676,590				1,398,569			1,563,815			1,694,726		1,868,101
C000168384
Account Value [Line Items]
Line Graph and Table Measure Name												Victory Floating Rate Fund
Accumulated Value						9,774							10,981						11,394						11,442					12,521					13,123					13,633				12,677			13,823			14,976		15,990
C000168385
Account Value [Line Items]
Line Graph and Table Measure Name												Victory Floating Rate Fund
Accumulated Value						10,000							11,157						11,484						11,441					12,413					12,905					13,298				12,265			13,282			14,390		15,365
C000168387
Account Value [Line Items]
Accumulated Value						1,000,000							1,127,112						1,171,943						1,179,489					1,293,328					1,356,956					1,412,913				1,316,779			1,439,007			1,564,437		1,674,163
C000219868
Account Value [Line Items]
Accumulated Value		10,000					10,430							10,862						10,116						11,047					11,988					12,820
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000									11,467							14,197						16,631
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,127,352						1,365,568						1,293,989					1,695,371					2,049,497					2,575,419				2,080,761			2,620,860			3,244,829		3,801,169
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000					11,577							14,548						11,754						14,804					18,329					21,472
Russell 1000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,205						13,636						12,983					17,063					20,640					26,101				21,108			26,708			33,255		39,030
Russell 1000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,205						13,636						12,983					17,063					20,640					26,101				21,108			26,708			33,255		39,030
Russell 1000 Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,120,537						1,363,550						1,298,316					1,706,327					2,064,029					2,610,068				2,110,842			2,670,832			3,325,480		3,902,976
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,119,599						1,364,026						1,304,223					1,714,876					2,030,393					2,613,225				2,139,947			2,702,488			3,378,642		3,982,743
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,127,352						1,365,568						1,293,989					1,695,371					2,049,497					2,575,419				2,080,761			2,620,860			3,244,829		3,801,169
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,119,599						1,364,026						1,304,223					1,714,876					2,030,393					2,613,225				2,139,947			2,702,488			3,378,642		3,982,743
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value				10,000					11,110							10,528						13,793						16,674					20,953					16,929				21,323				26,399			30,926
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,127,352						1,365,568						1,293,989					1,695,371					2,049,497					2,575,419				2,080,761			2,620,860			3,244,829		3,801,169
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							11,274						13,656						12,940					16,954					20,495					25,754				20,808			26,209			32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					10,000			10,380							12,573						11,914						15,610					18,870					23,713				19,158				24,131			29,876			34,998
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,127,352						1,365,568						1,293,989					1,695,371					2,049,497					2,575,419				2,080,761			2,620,860			3,244,829		3,801,169
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000			10,376							12,641						12,086						15,892					18,816					24,217				19,831				25,044			31,310			36,909
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,119,599						1,364,026						1,304,223					1,714,876					2,030,393					2,613,225				2,139,947			2,702,488			3,378,642		3,982,743
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000					11,381							14,648						11,995						15,148					18,938					22,324
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,119,599						1,364,026						1,304,223					1,714,876					2,030,393					2,613,225				2,139,947			2,702,488			3,378,642		3,982,743
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						10,000							11,196						13,640						13,042					17,149					20,304					26,132				21,399			27,025			33,786		39,827
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,119,599						1,364,026						1,304,223					1,714,876					2,030,393					2,613,225				2,139,947			2,702,488			3,378,642		3,982,743
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index
Accumulated Value						10,000							10,100						12,628						10,887					13,284					14,322					15,935				13,632			16,118			16,735		21,959
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index
Accumulated Value						10,000							10,100						12,628						10,887					13,284					14,322					15,935				13,632			16,118			16,735		21,959
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index
Accumulated Value						10,000							10,100						12,628						10,887					13,284					14,322					15,935				13,632			16,118			16,735		21,959
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index
Accumulated Value			10,000								10,767							11,608						12,916					11,049					13,064					13,564				17,799
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index
Accumulated Value						10,000							10,100						12,628						10,887					13,284					14,322					15,935				13,632			16,118			16,735		21,959
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index
Accumulated Value						10,000							10,787						13,372						12,113					15,335					17,827					21,132				17,251			21,081			24,769		30,301
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index
Accumulated Value						10,000							10,787						13,372						12,113					15,335					17,827					21,132				17,251			21,081			24,769		30,301
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index
Accumulated Value						10,000							10,787						13,372						12,113					15,335					17,827					21,132				17,251			21,081			24,769		30,301
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index
Accumulated Value			$ 10,000								$ 10,954							$ 12,734						$ 15,095					$ 12,323					$ 15,059					$ 17,693				$ 21,645
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index
Accumulated Value						1,000,000							1,078,653						1,337,208						1,211,298					1,533,460					1,782,727					2,113,199				1,725,149			2,108,148			2,476,860		3,030,147
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,265						10,628						10,629					11,556					12,423					12,232				10,641			11,229			11,369		12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,265						10,628						10,629					11,556					12,423					12,232				10,641			11,229			11,369		12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value						1,000,000							1,026,472						1,062,829						1,062,948					1,155,604					1,242,350					1,223,195				1,064,054			1,122,884			1,136,922		1,219,928
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Universal Index
Accumulated Value						10,000							10,391						10,816						10,789					11,791					12,684					12,544				10,914			11,588			11,824		12,721
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Universal Index
Accumulated Value						10,000							10,391						10,816						10,789					11,791					12,684					12,544				10,914			11,588			11,824		12,721
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Universal Index
Accumulated Value						10,000							10,391						10,816						10,789					11,791					12,684					12,544				10,914			11,588			11,824		12,721
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Universal Index
Accumulated Value						1,000,000							1,039,098						1,081,612						1,078,852					1,179,091					1,268,427					1,254,428				1,091,442			1,158,817			1,182,446		1,272,101
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,265						10,628						10,629					11,556					12,423					12,232				10,641			11,229			11,369		12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,265						10,628						10,629					11,556					12,423					12,232				10,641			11,229			11,369		12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value						1,000,000							1,026,472						1,062,829						1,062,948					1,155,604					1,242,350					1,223,195				1,064,054			1,122,884			1,136,922		1,219,928
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000					10,104							9,948						8,654						9,133					9,247					9,922
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value						10,000							13,174						14,207						12,379					15,151					15,853					20,335				17,390			19,937			21,543		24,256
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value						10,000							13,174						14,207						12,379					15,151					15,853					20,335				17,390			19,937			21,543		24,256
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 11,959							$ 12,922						$ 14,550
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,317,409						1,420,666						1,237,911					1,515,129					1,585,345					2,033,528				1,739,005			1,993,709			2,154,294		2,425,618
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value		10,000					12,564							16,116						13,782						15,800					17,073					19,223
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value						10,000							12,000						13,601						11,930					15,158					15,910					20,419				17,962			20,246			22,892		25,421
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value						10,000							12,000						13,601						11,930					15,158					15,910					20,419				17,962			20,246			22,892		25,421
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,199,977						1,360,104						1,192,952					1,515,790					1,591,044					2,041,908				1,796,223			2,024,597			2,289,214		2,542,149
Russell 1000 Value
Account Value [Line Items]
Accumulated Value						10,000							11,734						13,337						12,235					15,482					15,915					19,919				18,418			20,529			23,478		27,213
Russell 1000 Value
Account Value [Line Items]
Accumulated Value						10,000							11,734						13,337						12,235					15,482					15,915					19,919				18,418			20,529			23,478		27,213
Russell 1000 Value
Account Value [Line Items]
Accumulated Value						1,000,000							1,173,403						1,333,737						1,223,478					1,548,204					1,591,486					1,991,909				1,841,764			2,052,877			2,347,838		2,721,298
Russell 3000 Value Index
Account Value [Line Items]
Accumulated Value						10,000							11,840						13,402						12,253					15,470					15,914					19,952				18,360			20,500			23,365		27,036
Russell 3000 Value Index
Account Value [Line Items]
Accumulated Value						10,000							11,840						13,402						12,253					15,470					15,914					19,952				18,360			20,500			23,365		27,036
Russell 3000 Value Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,183,997						1,340,200						1,225,254					1,546,970					1,591,438					1,995,175				1,835,964			2,049,952			2,336,505		2,703,598
MSCI World Commodity Producers Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Commodity Producers Index
Accumulated Value						10,000							13,053						14,684						12,643					14,115					11,984					15,792				20,866			21,201			20,083		25,834
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P North American Natural Resources Sector Index
Accumulated Value						10,000							13,087						13,248						10,457					12,300					9,962					13,942				18,691			19,375			20,946		25,368
MSCI World Commodity Producers Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Commodity Producers Index
Accumulated Value						10,000							13,053						14,684						12,643					14,115					11,984					15,792				20,866			21,201			20,083		25,834
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P North American Natural Resources Sector Index
Accumulated Value						10,000							13,087						13,248						10,457					12,300					9,962					13,942				18,691			19,375			20,946		25,368
MSCI World Commodity Producers Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Commodity Producers Index
Accumulated Value						1,000,000							1,305,316						1,468,351						1,264,329					1,411,503					1,198,357					1,579,230				2,086,603			2,120,137			2,008,284		2,583,362
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P North American Natural Resources Sector Index
Accumulated Value						1,000,000							1,308,724						1,324,805						1,045,664					1,229,995					996,216					1,394,161				1,869,115			1,937,524			2,094,638		2,536,828
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value						10,000							11,132						13,599						12,334					15,847					21,335					21,939				16,157			19,171			22,077		24,949
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value						10,000							11,132						13,599						12,334					15,847					21,335					21,939				16,157			19,171			22,077		24,949
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 11,075							$ 10,044						$ 12,905						$ 17,375					$ 17,867					$ 13,158				$ 15,613				$ 17,979			$ 20,319
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,113,180						1,359,935						1,233,354					1,584,656					2,133,458					2,193,937				1,615,671			1,917,129			2,207,656		2,494,932
Russell 2500 Growth Index
Account Value [Line Items]
Accumulated Value						10,000							10,973						13,656						12,637					16,763					23,547					24,735				18,251			21,706			24,723		27,272
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value						10,000							11,132						13,599						12,334					15,847					21,335					21,939				16,157			19,171			22,077		24,949
Russell 2500 Growth Index
Account Value [Line Items]
Accumulated Value						10,000							10,973						13,656						12,637					16,763					23,547					24,735				18,251			21,706			24,723		27,272
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value						10,000							11,132						13,599						12,334					15,847					21,335					21,939				16,157			19,171			22,077		24,949
Russell 2500 Growth Index
Account Value [Line Items]
Accumulated Value					10,000			10,196							12,690						11,742						15,577					21,881					22,984				16,960				20,171			22,974			25,342
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value					10,000			10,212							12,475						11,314						14,537					19,571					20,126				14,821				17,586			20,252			22,887
Russell 2500 Growth Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,097,279						1,365,625						1,263,658					1,676,297					2,354,678					2,473,458				1,825,145			2,170,648			2,472,341		2,727,206
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,113,180						1,359,935						1,233,354					1,584,656					2,133,458					2,193,937				1,615,671			1,917,129			2,207,656		2,494,932
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value						10,000							10,733						13,445						12,806					17,348					23,522					26,516				19,431			24,457			29,862		32,448
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value						10,000							10,733						13,445						12,806					17,348					23,522					26,516				19,431			24,457			29,862		32,448
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value					$ 10,000			$ 10,196							$ 12,772						$ 12,165						$ 16,481					$ 22,345					$ 25,190				$ 18,459				$ 23,233			$ 28,369			$ 30,824
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value						1,000,000							1,073,286						1,344,480						1,280,608					1,734,838					2,352,210					2,651,600				1,943,071			2,445,678			2,986,248		3,244,767
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value		10,000					11,797							13,299						9,745						12,266					14,977					16,273
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value						10,000							10,708						13,943						13,732					18,728					25,938					33,096				23,452			33,462			44,623		52,905
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value						10,000							10,708						13,943						13,732					18,728					25,938					33,096				23,452			33,462			44,623		52,905
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value						1,000,000							1,070,755						1,394,263						1,373,158					1,872,842					2,593,760					3,309,552				2,345,245			3,346,155			4,462,311		5,290,534
S&P North American Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P North American Technology Sector Index
Accumulated Value						10,000							11,355						15,646						16,096					22,967					33,337					42,138				27,238			43,888			59,721		76,336
S&P North American Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P North American Technology Sector Index
Accumulated Value						10,000							11,355						15,646						16,096					22,967					33,337					42,138				27,238			43,888			59,721		76,336
S&P North American Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P North American Technology Sector Index
Accumulated Value						1,000,000							1,135,537						1,564,573						1,609,634					2,296,677					3,333,686					4,213,794				2,723,805			4,388,812			5,972,137		7,633,648
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Accumulated Value						10,000							10,086						10,129						10,287					10,657					10,993					10,927				10,510			10,961			11,403		11,992
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Accumulated Value						10,000							10,086						10,129						10,287					10,657					10,993					10,927				10,510			10,961			11,403		11,992
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Accumulated Value						1,000,000							1,008,629						1,012,923						1,028,722					1,065,679					1,099,326					1,092,707				1,051,022			1,096,135			1,140,302		1,199,244
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Corporate High Yield Index
Accumulated Value						10,000							11,713						12,592						12,330					14,095					15,098					15,895				14,116			16,014			17,326		18,820
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Corporate High Yield Index
Accumulated Value						10,000							11,713						12,592						12,330					14,095					15,098					15,895				14,116			16,014			17,326		18,820
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Corporate High Yield Index
Accumulated Value						10,000							11,713						12,592						12,330					14,095					15,098					15,895				14,116			16,014			17,326		18,820
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Corporate High Yield Index
Accumulated Value						1,000,000							1,171,299						1,259,199						1,232,975					1,409,530					1,509,803					1,589,476				1,411,635			1,601,435			1,732,645		1,882,040
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar LSTA US Leveraged Loan Index
Accumulated Value						10,000							11,014						11,466						11,520					12,516					12,907					13,578				13,470			15,260			16,636		17,617
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar LSTA US Leveraged Loan Index
Accumulated Value						10,000							11,014						11,466						11,520					12,516					12,907					13,578				13,470			15,260			16,636		17,617
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar LSTA US Leveraged Loan Index
Accumulated Value						$ 1,000,000							$ 1,101,396						$ 1,146,641						$ 1,152,010					$ 1,251,566					$ 1,290,668					$ 1,357,815				$ 1,347,032			$ 1,526,046			$ 1,663,554		$ 1,761,747
S&P/LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar LSTA US Leveraged Loan Index
Accumulated Value		$ 10,000					$ 10,354							$ 10,892						$ 10,806						$ 12,242					$ 13,345					$ 14,133